EQUITY (FY) (Details)	12 Months Ended
	Dec. 31, 2022 USD ($) Vote $ / shares shares	Jun. 30, 2023 USD ($)	[1]	Apr. 13, 2023 USD ($)	Dec. 31, 2021 USD ($)	Aug. 31, 2021 shares	Dec. 31, 2020 USD ($)
Disclosure of classes of share capital [line items]
Share capital | $	$ 1,000	$ 0			$ 1,000		$ 0
Authorized Share Capital | $	$ 50,000			$ 50,000
Victory Courage Limited
Disclosure of classes of share capital [line items]
Number of shares authorised | shares						5,631,795,619
Ordinary shares
Disclosure of classes of share capital [line items]
Number of shares authorised | shares	497,354,466,516					497,354,466,516
Par value | $ / shares	$ 0.0000001
Class A ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of votes per share | Vote	1
Class B ordinary shares [Member]
Disclosure of classes of share capital [line items]
Number of votes per share | Vote	10
Series A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Share capital | $	$ 46,000				46,000		0
Number of shares authorised | shares	461,033,549
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1
Series B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Share capital | $	$ 87,000				87,000		0
Number of shares authorised | shares	870,232,230
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1
Series B+ Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Share capital | $	$ 131,000				$ 131,000		$ 0
Number of shares authorised | shares	1,314,267,705
Par value | $ / shares	$ 0.0000001
Number of votes per share | Vote	1

[1]	After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.After giving the effects of the reverse recapitalization completed in April 2023 as described in Note 1.